Note 23 - Operating Lease Commitments	12 Months Ended
Sep. 30, 2011
Operating Lease Commitments
Operating Lease Commitments

(23)      OPERATING LEASE COMMITMENTS

License fee expense for obligations under operating leases was $26,826 for the year ended September 30, 2011. In December 2010, the Company entered into an agreement to lease production facilities and storage related to its Evergreen Products (See note 8). The monthly rent pursuant to this agreement is approximately $49,013 and the term of this agreement expires in November 2020. The total future minimum lease payments under non-cancellable operating leases with respect to premises and license fee are payable as follows:

Year ending 30 September,
	License Fee	Premises	Total
2012	$43,117	$-	$43,117
2013	47,037	-	47,037
2014	47,037	18,800	65,837
2015	47,037	588,151	635,188
2016	47,037	588,151	635,188

Thereafter	388,051	2,450,629	2,838,680
	$619,316	$3,645,731	$4,265